Schedule of subsidiary (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Masterbeef Limited [member]
IfrsStatementLineItems [Line Items]
Name		Masterbeef Limited
Place of incorporation/operation		British Virgin Islands
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of investment holding
Tak Moon Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Name		Tak Moon Holdings Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of investment holding
Luk Koon Limited [member]
IfrsStatementLineItems [Line Items]
Name		Luk Koon Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Taiwanese Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name		Taiwanese Hotpot Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Master Beef Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name		Master Beef Hotpot Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Able Force Limited [member]
IfrsStatementLineItems [Line Items]
Name		Able Force Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Amazing Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name		Amazing Hotpot Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
All You Can Eat Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name		All You Can Eat Hotpot Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
People Mountain People Sea Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name		People Mountain People Sea Hotpot Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Mrs Beef Taiwanese Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name		Mrs Beef Taiwanese Hotpot Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Mrs Beef Limited [member]
IfrsStatementLineItems [Line Items]
Name		Mrs Beef Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Mrs Beef Hotpot Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1]	Mrs Beef Hotpot Limited
Place of incorporation/operation	[1]	Hong Kong
Percentage of issued capital held	[1]		100.00%
Principal activities	[1]	Provision of catering services
Zone Corporation Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1]	Zone Corporation Limited
Place of incorporation/operation	[1]	Hong Kong
Percentage of issued capital held	[1]	100.00%	100.00%
Principal activities	[1]	Provision of catering services
Sharp Harbour Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1]	Sharp Harbour Limited
Place of incorporation/operation	[1]	Hong Kong
Percentage of issued capital held	[1]	100.00%	100.00%
Principal activities	[1]	Provision of catering services
Anping Grill Limited [member]
IfrsStatementLineItems [Line Items]
Name		Anping Grill Limited
Place of incorporation/operation		British Virgin Islands
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of investment holding
Anping Grill (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Name		Anping Grill (HK) Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Taiwanese Barbecue Limited [member]
IfrsStatementLineItems [Line Items]
Name		Taiwanese Barbecue Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
All You Can Eat Grill Limited [member]
IfrsStatementLineItems [Line Items]
Name		All You Can Eat Grill Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Cool Sky Limited [member]
IfrsStatementLineItems [Line Items]
Name		Cool Sky Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Taiwanese All You Can Eat Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1]	Taiwanese All You Can Eat Limited
Place of incorporation/operation	[1]	Hong Kong
Percentage of issued capital held	[1]	100.00%	100.00%
Principal activities	[1]	Provision of catering services
Wide Fame Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1]	Wide Fame Limited
Place of incorporation/operation	[1]	Hong Kong
Percentage of issued capital held	[1]	100.00%	100.00%
Principal activities	[1]	Provision of catering services
Chubby Bento Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]	Chubby Bento Limited
Place of incorporation/operation	[2]	British Virgin Islands
Percentage of issued capital held	[2]
Principal activities	[2]	Provision of investment holding
Chubby Bento (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]	Chubby Bento (HK) Limited
Place of incorporation/operation	[2]	Hong Kong
Percentage of issued capital held	[2]
Principal activities	[2]	Provision of investment holding
All You Can Eat Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]	All You Can Eat Limited
Place of incorporation/operation	[2]	Hong Kong
Percentage of issued capital held	[2]
Principal activities	[2]	Provision of catering services
Taiwanese Bento Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]	Taiwanese Bento Limited
Place of incorporation/operation	[2]	Hong Kong
Percentage of issued capital held	[2]
Principal activities	[2]	Provision of catering services
Total Rise Corporation Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1],[2]	Total Rise Corporation Limited
Place of incorporation/operation	[1],[2]	Hong Kong
Percentage of issued capital held	[1],[2]
Principal activities	[1],[2]	Provision of catering services
Able Castle Corporation Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1],[2],[3]	Able Castle Corporation Limited
Place of incorporation/operation	[1],[2],[3]	Hong Kong
Percentage of issued capital held	[1],[2],[3]
Principal activities	[1],[2],[3]	Provision of catering services
Beauti-Linkage Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1],[2],[3]	Beauti-Linkage Limited
Place of incorporation/operation	[1],[2],[3]	Hong Kong
Percentage of issued capital held	[1],[2],[3]
Glory Zone Corporation Limited [member]
IfrsStatementLineItems [Line Items]
Name	[1],[2],[3]	Glory Zone Corporation Limited
Place of incorporation/operation	[1],[2],[3]	Hong Kong
Percentage of issued capital held	[1],[2],[3]
Principal activities	[1],[2],[3]	Provision of catering services
Bao Pot Taiwanese Claypot Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]	Bao Pot Taiwanese Claypot Limited
Place of incorporation/operation	[2]	British Virgin Islands
Percentage of issued capital held	[2]
Principal activities	[2]	Provision of investment holding
Bao Pot Taiwanese Claypot (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]	Bao Pot Taiwanese Claypot (HK) Limited
Place of incorporation/operation	[2]	Hong Kong
Percentage of issued capital held	[2]
Principal activities	[2]	Provision of catering services
Taiwanese Claypot Limited [member]
IfrsStatementLineItems [Line Items]
Name	[2]	Taiwanese Claypot Limited
Place of incorporation/operation	[2]	Hong Kong
Percentage of issued capital held	[2]
Principal activities	[2]	Provision of catering services
General’s Feast Limited [member]
IfrsStatementLineItems [Line Items]
Name	[4]	General’s Feast Limited
Place of incorporation/operation	[4]	British Virgin Islands
Percentage of issued capital held	[4]	100.00%	100.00%
Principal activities	[4]	Provision of investment holding
Generals feast HK limited [member]
IfrsStatementLineItems [Line Items]
Name	[4]	Generals Feast (HK) Limited
Place of incorporation/operation	[4]	Hong Kong
Percentage of issued capital held	[4]	100.00%	100.00%
Principal activities	[4]	Provision of investment holding
Vast Happiness Limited [Member]
IfrsStatementLineItems [Line Items]
Name	[1]	Vast Happiness Limited
Place of incorporation/operation	[1]	Hong Kong
Percentage of issued capital held	[1]	100.00%
Principal activities	[1]	Provision of catering services
Tak Moon Food Supplies (BVI) Limited [member]
IfrsStatementLineItems [Line Items]
Name		Tak Moon Food Supplies (BVI) Limited
Place of incorporation/operation		British Virgin Islands
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of investment holding
Tak Moon Food Supplies Limited [member]
IfrsStatementLineItems [Line Items]
Name		Tak Moon Food Supplies Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of food supply
Tak Mei Food Supplies Limited [member]
IfrsStatementLineItems [Line Items]
Name		Tak Mei Food Supplies Limited
Place of incorporation/operation		Taiwan
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of food supply
Taiwanese Sweeties Limited [member]
IfrsStatementLineItems [Line Items]
Name		Taiwanese Sweeties Limited
Place of incorporation/operation		British Virgin Islands
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of investment holding
Taiwanese Sweeties (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Name		Taiwanese Sweeties (HK) Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Big Assets Limited [Member]
IfrsStatementLineItems [Line Items]
Name	[1]	Big Assets Limited
Place of incorporation/operation	[1]	Hong Kong
Percentage of issued capital held	[1]	100.00%
Principal activities	[1]	Provision of catering services
House of Talent (BVI) Limited [member]
IfrsStatementLineItems [Line Items]
Name		House of Talent (BVI) Limited
Place of incorporation/operation		British Virgin Islands
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of investment holding
House of Talent Limited [member]
IfrsStatementLineItems [Line Items]
Name		House of Talent Limited
Place of incorporation/operation		Hong Kong
Percentage of issued capital held		100.00%	100.00%
Principal activities		Provision of catering services
Worvity Limited [Member]
IfrsStatementLineItems [Line Items]
Name		Worvity Limited
Place of incorporation/operation		British Virgin Islands
Percentage of issued capital held		100.00%
Principal activities		Provision of investment holding
Worvity H K Limited [Member]
IfrsStatementLineItems [Line Items]
Name	[1]	Worvity (HK) Limited
Place of incorporation/operation	[1]	Hong Kong
Percentage of issued capital held	[1]	100.00%
Principal activities	[1]	Provision of catering services
Wider Rise Limited [Member]
IfrsStatementLineItems [Line Items]
Name	[1]	Wider Rise Limited
Place of incorporation/operation	[1]	Hong Kong
Percentage of issued capital held	[1]	100.00%
Principal activities	[1]	Provision of catering services

[1]	The entities have/had yet to commence its business.
[2]	The entities were disposed of on May 14, 2024. For details, please refer to Note 11.
[3]	The entities were acquired in 2024.
[4]	The entities were incorporated in 2024.